Accounts Receivable, Net - Provisions For Doubtful Accounts (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
ACCOUNTS RECEIVABLE,NET [Abstract]
Balance at Beggining of Period	$ (26,457)	$ (25,936)	$ (8,874)
Charges to Costs and expenses	(792)	(630)	(17,136)
Amount Utilized	8,785	109	74
Balance at End of Period	$ (18,464)	$ (26,457)	$ (25,936)